Other Assets (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Total other assets	$ 952,721	$ 794,534
Other assets [member]
Statement Line Items [Line Items]
Accrued interest income	2,580,091	1,830,722
Due from related party (note 26)	1,855,461
Prepaid expenses	1,303,352	1,284,738
Refundable deposits	119,020	221,779
Employees receivables	60,199	445,374
Funds held in trust accounts	1,518,041	1,006,735
Income tax receivables	132,722	187,604
Trade receivables	6,707	9,366
Others	178,632	74,732
Total other assets	$ 7,754,225	$ 5,061,050